Note 6 - Common Stock, Preferred Stock, Warrants and Options	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Stockholders' Equity Note Disclosure [Text Block]
Note
6
–
Common Stock, Preferred Stock, Warrants and Options

Common Stock

On
December 27, 2019,
the Company issued
123,330,807
shares of Common Stock of the Company upon the conversion of debt held by certain Legacy Holders (see Note
5
).

On
June 8, 2020,
the Board of Directors consented to a share exchange agreement with holders of
21,500,000
options awarded on
August 7, 2019.
The agreement allows for holders to exchange their options for rule
144
common stock at an exchange rate of
0.6
shares per
1
option. Since the execution of the option exchange agreement
3,000,000
options have been exchanged for
1,800,000
shares of common stock.

On
October 22, 2020,
the Board of Directors consented to satisfying accrued liabilities of vendors by issuing
S8
common stock from the
2018
Equity Incentive Plan from
August 26, 2020
through
September 1, 2021.
The number of shares issued to satisfy a liability was determined by the average closing price for the fifteen
(
15
) days prior to conversion at a discount rate of
50%
to that
fifteen
(
15
) day average. The stock issuance, in lieu of cash payment, requires written approval of the Chief Executive Officer. During the year ended
December 31, 2020,
1,701,719
shares were issued to satisfy
$73,107
of vendor accrued liabilities and services.

Series A Convertible Preferred Stock

A total of
500,000
shares of Series A Convertible Preferred Stock (the “Series A Preferred Stock”) have been authorized for issuance under the Certificate of Designation of Preferences, Rights and Limitation of Series A Convertible Preferred Stock of the Company (the “Certificate of Designation”), which Certificate of Designation was filed with the Secretary of State of the State of Oklahoma on
December 11, 2013.
The shares of Series A Preferred Stock have a par value of
$0.0002
per share and a stated value of
$1.00
per share (the “Stated Value”) and shall receive a dividend of
6%
of their Stated Value per annum payable or upon conversion or redemption of Series A Preferred at the option of the Company We have not
paid any cash or stock dividends to the holders of our Series A Preferred Stock. Dividends in arrears totaled approximately
$148,000
and
$128,000
for the years ended
December 31, 2020
and
2019,
respectively. Under the Certificate of Designation, the holders of the Series A Preferred Stock have the following rights, preferences and privileges:

The Series A Preferred Stock
may,
at the option of the Investor, be converted at any time after the first
anniversary of the issuance of the Series A Preferred Stock or from time to time thereafter into
166,667
post-split shares of Common Stock that such investor is entitled to in proportion to the
500,000
shares of Series A Preferred so designated in the Certificate of Designation.

The Series A Preferred Stock will automatically be converted into Common Stock anytime the post-split
5
-day Volume-Weighted Average Price (VWAP) of the Company's Common Stock prior to such conversion is equal to
$15.00
or more. Such mandatory conversion would be converted by the same method described above for discretionary conversions.

Except as otherwise required by law, the holders of shares of Series A Preferred Stock shall not
have voting rights or powers.

In the event of any (i) liquidation, dissolution or winding up of the Company, whether voluntary or involuntary, or ii) sale, merger, consolidation, reorganization or other transaction that results in a change of control of the Company, each holder of a share of Series A Preferred shall be entitled to receive, subject to prior preferences and other rights of any class or series of stock of the Company senior to the Series A Preferred, but prior and in preference to any distribution of any of the assets or surplus funds of the Company to holders of Common Stock, or any other class or series of stock of the Company junior to the Series A Preferred, an amount equal to the Stated Value plus accrued and unpaid dividends (as adjusted for any stock dividends, combinations or splits with respect to such shares) (the “Preference Amount”). After such payment has been made to the holders of Series A Preferred of the full Preference Amount to which such holders shall be entitled, the remaining net assets of the Company available for distribution, if any, shall be distributed pro rata among the holders of Common Stock. In the event the funds or assets legally available for distribution to the holders of Series A Preferred are insufficient to pay the Preference Amount, then all funds or assets available for distribution to the holders of capital stock shall be paid to the holders of Series A Preferred pro rata based on the full Preference Amount to which they are entitled.

The Company
may
not
declare, pay or set aside any dividends on shares of any class or series of capital stock of the Company (other than dividends on shares of Common Stock payable in shares of Common Stock) unless the holders of the Series A Preferred Stock shall first
receive, or simultaneously receive, a dividend on each outstanding share of Series A Preferred in an amount equal to the dividend per share that such holders would have received had they converted their shares of Series A Preferred into shares of Common Stock immediately prior to the record date for the declaration of the Common Stock dividend in an amount equal to the average VWAP during the
5
trading days prior to the date such dividend is due.

Warrants

Warrants to subscribe for and purchase up to
3,000,000
shares of common stock at an exercise price of
$0.052
per share were included under the terms of the DAF Credit Agreement. The warrants will be issued in amounts of
150,000
and
210,000
per month during the funding period. In the event that funding advances deviate from the planned schedule then warrants will be issued pro-rata at
1.2
warrants for every
$1
of funding. Warrants granted under the terms of the DAF Credit Agreement as of
December 31, 2020
and
2019
total
2,190,000
and
570,000,
respectively. The estimated value of the warrants granted monthly, with each advance, is calculated using the Black-Scholes option pricing model. The expected dividend yield is based on the average annual dividend yield as of the grant date. Expected volatility is based on the historical volatility of our stock. The risk-free interest rate is based on the U.S. Treasury Constant Maturity rates as of the grant date. The expected life of the warrant is based on historical exercise behavior and expected future experience. The resulting estimated value of the warrant is used to proportionally allocate the fair value of the debt advance and the fair value of the warrants.

As of
December 31, 2018,
Golden State had warrants outstanding to purchase
61
shares of common stock at a price of
$114,450
per share which expired
December 31, 2018,
subsequently extended to
September 30, 2019
and cancelled in
October 2019
with the retirement of the Golden State convertible debenture. Global Capital had warrants outstanding to purchase
1,000
shares of common stock at a price of
$0.96
per shares which expired on
March 31, 2019.

Warrants Summary

The following table summarizes the Company's warrant activity during the year ended
December 31, 2020:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Life	Intrinsic
	Warrants	Price	In Years	Value

Outstanding, December 31, 2019	570,000	$0.052		$-
Granted	1,620,000	0.052		-
Outstanding, December 31, 2020	2,190,000	0.052	4.30	-

Options

Stock options for employees, directors or consultants, are valued at the date of award, which does not
precede the approval date, and compensation cost is recognized in the period the options are vested. The Company recognizes compensation expense for awards subject to graded vesting on a straight-line basis. Stock options generally become exercisable on the date of grant and expire based on the terms of each grant.

The estimated fair value of options for common stock granted was determined using the Black-Scholes option pricing model. The expected dividend yield is based on the average annual dividend yield as of the grant date. Expected volatility is based on the historical volatility of our stock. The risk-free interest rate is based on the U.S. Treasury Constant Maturity rates as of the grant date. The expected life of the option is based on historical exercise behavior and expected future experience.

On
August 7, 2019
the Company issued
21,500,000
five
(
5
) year options to purchase common stock of the Company at an exercise price of
$0.041
per share. The estimated fair value of the options was
$881,500.
Michael Kraft, CEO was issued
10,000,000
options, Concordia Financial Group was issued
10,000,000
options, Ramez Elgammal, CTO was issued
1,000,000
options and Ronald Robinson, former CFO, was issued
500,000
options. Mr. Kraft's options were issued for
$90,869
in accrued compensation due him,
$25,000
under the terms of his employment agreement and
$294,132
as additional compensation for his services as CEO. Concordia's, Mr. Elgammal's and Mr. Robinson's options were issued for additional compensation for services during the year ended
December 31, 2019.
The
$881,500
estimated fair value of options to purchase common stock issued in
August 2019
was determined using the Black-Scholes option pricing model. The expected dividend yield of
$0
is based on the average annual dividend yield at the date issued. Expected volatility of
337.19%
is based on the historical volatility of the stock. The risk-free interest rate of
1.52%
is based on the U.S. Treasury Constant Maturity rates as of the issue date. The expected life of the options of five
years is based on historical exercise behavior and expected future experience.

On
June 8, 2020,
the Board of Directors consented to a share exchange agreement with holders of
21,500,000
options awarded on
August 7, 2019.
The agreement allows for holders to exchange their options for rule
144
common stock at an exchange rate of
0.6
shares per
1
option.  The modification of these options did
not
result in any additional compensation because there was
no
change in the fair value. As of
December 31, 2020,
3,000,000
options have been exchanged for
1,800,000
shares that were issued under the executed exchange agreement.

The Company granted
1,500,000
options during the year ended
December 31, 2020
at an average grant date fair value of
$0.057
determined using the Black-Scholes option pricing model, with
500,000
options vesting immediately and
1,000,000
options vesting over a
two
-year time frame in
four
equal
six
-month periods. The Company recognized
$92,496
of stock option expense related to the options during the year ended
December 31, 2020.
The remaining expense of
$112,554
at
December 31, 2020,
will be recognized on a straight-line basis over the remaining vesting period of
18
months.

Options Summary

The following table summarizes the Company's option activity during the year ended
December 31, 2020:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Life	Intrinsic
	Options	Price	In Years	Value

Outstanding, December 31, 2019	21,716,557	$0.076		$-
Expired	(4,383)	52.50		-
Exchanged for common stock	(3,000,000)	0.041		-
Granted	1,500,000	0.057		-
Outstanding, December 31, 2020	20,212,174	0.068	3.69	-

Exercisable, December 31, 2020	19,462,174	$0.068	3.66	$-

The following table summarizes the Company's options as of
December 31, 2020:

		Weighted
		Average
	Outstanding	Remaining	Exercisable
Exercise	Number of	Life	Number of
Price	Options	In Years	Options

$0.041	19,000,000	3.62	19,000,000
$0.065	1,000,000	4.50	250,000
$0.240	208,160	6.21	208,160
$70.260	3,449	1.50	3,449
$420.000	565	0.37	565
Total	20,212,174	3.69	19,462,174

Incentive Stock Plan

In
January 2018,
the Company established its
2018
Equity Incentive Plan (the
“2018
EIP”). The total number of shares of stock which
may
be purchased or granted directly by options, stock awards or restricted stock purchase offers, or purchased indirectly through exercise of options granted under the
2018
EIP shall
not
exceed
fifteen million
(
15,000,000
) shares. The shares are included in a registration statement filed
January 2018.
There are
10,534,263
shares available for issuance under the
2018
EIP as of
December 31, 2020.